OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Schedule of other non-current liabilities

	As at December 31, 2025	As at December 31, 2024
Deposit on Pascua-Lama silver sale agreement	$172	$167
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	371	408
Long-term income tax payable	100	80
Derivative liabilities (note 25c)	297	—
Other liability to Loulo- Gounkoto NCI[2]	240	—
GoT shareholder loan	50	60
Pueblo Viejo JV partner shareholder loan	406	407
Provision for offsite remediation	37	36
Other	14	16
	$1,687	$1,174
[1]Revenues of $59 million were recognized in 2025 (2024: $30 million) through the drawdown of our streaming liabilities
relating to a contract in place at Pueblo Viejo.
[2]Refer to note 35 for further details.